CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF INCOME
Interest income	$ 156,177	$ 116,173
Other interest income, net		2,539
Interest expense	90,072	63,623
Net interest income	66,105	55,089
Other revenue:
Gain on sales, including fee-based services, net	72,799	24,594
Mortgage servicing rights	76,820	44,941
Servicing revenue, net	29,210	9,054
Other income, net	685	1,041
Total other revenue	190,487	94,511
Other expenses:
Employee compensation and benefits	92,126	38,647
Selling and administrative	30,738	17,587
Acquisition costs		10,262
Depreciation and amortization	7,385	5,022
Impairment loss on real estate owned	3,200	11,200
Provision for loss sharing (net of recoveries)	(259)	2,235
Provision for loan losses (net of recoveries)	(456)	(134)
Management fee - related party	6,673	12,600
Total other expenses	149,889	110,920
Income before gain on extinguishment of debt, gain on acceleration of deferred income, loss on termination of swaps, gain on sale of real estate, (loss) income from equity affiliates and provision for income taxes	106,703	38,680
Gain on extinguishment of debt	7,116
Gain on sale of real estate		11,631
(Loss) income from equity affiliates	(2,951)	12,995
Provision for income taxes	(13,359)	(825)
Net income	97,509	62,481
Preferred stock dividends	7,554	7,554
Net income attributable to noncontrolling interest	24,120	12,131
Net income attributable to common stockholders	$ 65,835	$ 42,796
Basic earnings per common share (in dollars per share)	$ 1.14	$ 0.83
Diluted earnings per common share (in dollars per share)	$ 1.12	$ 0.83
Weighted average shares outstanding:
Basic (in shares)	57,890,574	51,305,095
Diluted (in shares)	80,311,252	51,730,553